BARON FIFTH AVENUE GROWTH FUND
Baron Fifth Avenue Growth Fund
Investment Goal
The investment goal of Baron Fifth Avenue Growth Fund (the “Fund”) is capital appreciation through investments primarily in securities of large-sized growth companies.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses<br/> (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BARON FIFTH AVENUE GROWTH FUND		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Reimbursements	Total Annual Fund Operating Expenses After Expense Reimbursements [2]
Retail Shares	[1]	0.70%	0.25%	0.14%	1.09%	(0.09%)	1.00%
Institutional Shares	[1]	0.70%	none	0.12%	0.82%	(0.07%)	0.75%
R6 Shares	[1]	0.70%	none	0.10%	0.80%	(0.05%)	0.75%
[1]	Based on the fiscal year ended September 30, 2018 (restated to reflect current expense waivers).
[2]	BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that for so long as it serves as the adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.00% of average daily net assets of Retail Shares, 0.75% of average daily net assets of Institutional Shares and 0.75% of average daily net assets of R6 shares.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - BARON FIFTH AVENUE GROWTH FUND - USD ($)	1	3	5	10
Retail Shares	102	318	552	1,225
Institutional Shares	77	240	417	930
R6 Shares	77	240	417	930

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2018, the Fund’s portfolio turnover rate was 8.81% of the average value of its portfolio.
Investments, Risks, and Performance  <br/><br/>Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities in the form of common stock of U.S. large-sized growth companies. The Adviser defines large-sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 85th percentile by total market capitalization of the Russell 1000 Growth Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
Principal Risks of Investing in the Fund
General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Large-Cap Companies.  Because the Fund invests primarily in large-cap company securities, it may underperform other funds during periods when the Fund’s securities are out of favor.

Technology.  Technology companies, including internet-related and information technology companies, as well as companies propelled by new technologies, may present the risk of rapid change and product obsolescence, and their successes may be difficult to predict for the long term. Some technology companies may be newly formed and have limited operating history and experience. Technology companies may also be adversely affected by changes in governmental policies, competitive pressures and changing demand. The securities of these companies may also experience significant price movements caused by disproportionate investor optimism or pessimism, with little or no basis in the companies’ fundamentals or economic conditions.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	03/31/12: 22.69%
Worst Quarter:	12/31/18: (16.99)%

Average Annual Total Returns (for periods ended 12/31/18)
The following table shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2018. The table also shows the average annual returns of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - BARON FIFTH AVENUE GROWTH FUND		1 year	5 years	10 years	Since Inception	Inception Date
Retail Shares		1.10%	9.86%	13.98%	8.09%	Apr. 30, 2004
Retail Shares | Return after taxes on distributions		1.10%	9.86%	13.93%	7.88%	Apr. 30, 2004
Retail Shares | Return after taxes on distributions and sale of Fund shares		0.65%	7.83%	11.81%	6.72%	Apr. 30, 2004
Institutional Shares	[1]	1.39%	10.15%	14.26%	8.27%	May 29, 2009
R6 Shares	[1]	1.39%	10.16%	14.26%	8.27%	Jan. 29, 2016
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		(1.51%)	10.40%	15.29%	8.91%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		(4.38%)	8.49%	13.12%	7.94%
[1]	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Stares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

The Russell 1000® Growth Index is an unmanaged index of larger-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.